UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Contrarian Capital Management, L.L.C.

Address:    411 West Putnam Avenue
            Suite 225
            Greenwich, CT 06830


13F File Number: 028-10718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: Jon R. Bauer
Title:  Managing Member
Phone:  (203) 862-8200


Signature, Place and Date of Signing:

/s/ Jon R. Bauer             Greenwich, Connecticut         February 17, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total: $69,486
                                            (thousands)

List of Other Included Managers:

NONE

                           FORM 13F INFORMATION TABLE
                                December 31, 2008

COLUMN 1                      COLUMN  2          COLUMN 3     COLUMN 4   COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                               VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS        CUSIP       (X$1000)   PRN AMT  PRN CALL DISCRETION  MANAGERS  SOLE  SHARED  NONE
AMERICAN WTR WKS CO INC NEW    COM               030420103       6,986     334,561 SH         SOLE     NONE      334,561
ANNALY CAP MGMT INC            COM               035710409       8,542     538,256 SH         SOLE     NONE      538,256
ASCENT MEDIA CORP              COM SER A         043632108         506      23,161 SH         SOLE     NONE       23,161
COMPANHIA VALE DO RIO DOCE     SPON ADR PFD      204412100       1,030      96,700 SH         SOLE     NONE       96,700
CIT GROUP INC                  UNIT 99/99/9999   125581405       1,071     145,100 SH         SOLE     NONE      145,100
CITADEL BROADCASTING CORP      COM               17285T106         129     809,237 SH         SOLE     NONE      809,237
DELTA AIR LINES INC DEL        COM NEW           247361702      13,668   1,192,709 SH         SOLE     NONE    1,192,709
DR PEPPER SNAPPLE GROUP INC    COM               26138E109       3,039     187,000 SH         SOLE     NONE      187,000
FIDELITY NATIONAL FINANCIAL    CL A              31620R105       4,426     249,330 SH         SOLE     NONE      249,330
FIDELITY NATL INFORMATION SV   COM               31620M106         944      58,000 SH         SOLE     NONE       58,000
GENTEK INC                     COM NEW           37245X203         537      35,676 SH         SOLE     NONE       35,676
GENWORTH FINL INC              COM CL A          37247D106         142      50,000 SH         SOLE     NONE       50,000
GMX RES INC                    COM               38011M108         768      30,334 SH         SOLE     NONE       30,334
HUDSON CITY BANCORP            COM               443683107       2,979     186,642 SH         SOLE     NONE      186,642
INTERNATIONAL COAL GRP INC N   COM               45928H106       3,052   1,326,929 SH         SOLE     NONE    1,326,929
LENDER PROCESSING SVCS INC     COM               52602E102       1,473      50,000 SH         SOLE     NONE       50,000
MIRANT CORP NEW                COM               60467R100         236      12,525 SH         SOLE     NONE       12,525
NEWS CORP                      CL B              65248E203         834      87,086 SH         SOLE     NONE       87,086
NRG ENERGY INC                 COM NEW           629377508         933      40,000 SH         SOLE     NONE       40,000
OWENS CORNING NEW              COM               690742101       5,213     301,305 SH         SOLE     NONE      301,305
PEOPLES UNITED FINANCIAL INC   COM               712704105       2,831     158,760 SH         SOLE     NONE      158,760
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR     71654V408       1,837      75,000 SH         SOLE     NONE       75,000
SPDR GOLD TRUST                GOLD SHS          78463V107       1,205      13,926 SH         SOLE     NONE       13,926
STAR SCIENTIFIC INC            COM               85517P101         440     115,000 SH         SOLE     NONE      115,000
TRANSPORTADORA DE GAS SUR      SPON ADR B        893870204         150     385,000 SH         SOLE     NONE      385,000
TRAVELCENTERS OF AMERICA LLC   COM               894174101         536     223,396 SH         SOLE     NONE      223,396
PROSHARES TR                   PSHS REAL ESTAT   74347R552         304       6,000 SH         SOLE     NONE        6,000
USA MOBILITY INC               COM               90341G103       4,050     350,065 SH         SOLE     NONE      350,065
U S G CORP                     COM NEW           903293405       3,977     494,615 SH         SOLE     NONE      494,615
WARREN RES INC                 COM               93564A100         333     167,401 SH         SOLE     NONE      167,401
WASHINGTON POST CO             CL B              939640108       2,595       6,649 SH         SOLE     NONE        6,649
WESTERN ASSET EMRG MKT INCM    COM               95766E103       1,098     134,865 SH         SOLE     NONE      134,865
WESTERN ASSET EMRG MKT DEBT    COM               95766A101         608      48,261 SH         SOLE     NONE       48,261


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